Feb. 24, 2026
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Investment Objective
The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
ther expenses	0.02
Acquired fund fees and expenses (AFFE)(1)	0.29
Total annual fund operating expenses	0.31
Less expense reduction	(0.02)
Total annual fund operating expenses (including AFFE) after expense reduction(2)	0.29

(1)
AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.

(2)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing primarily in a combination of other affiliated Schwab mutual funds. The fund may also invest in affiliated Schwab ETFs and unaffiliated third party mutual funds and ETFs (referred to herein as unaffiliated funds and, together with Schwab mutual funds and Schwab ETFs, the underlying funds). The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2025 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities decreased and its allocation to fixed-income securities increased as the fund approached its target date. The fund’s asset allocation, as of February 1, 2026 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 43.7% equity securities, 54.3% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).
In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 13.11% Q2 2020 Worst Quarter: (12.51%) Q1 2020
Average Annual Total Returns as of 12/31/25
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	12.72%	5.38%	7.10%
After taxes on distributions	9.82%	3.41%	5.41%
After taxes on distributions and sale of shares	8.86%	3.71%	5.21%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	17.05%	13.07%	14.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Target 2025 Composite Index(1)	12.65%	5.81%	7.48%

(1)
The Target 2025 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 26.9% S&P 500® Index, 1.5% Russell Midcap® Index, 2.1% Russell 2000® Index, 10.4% MSCI EAFE Index (Net), 38.9% Bloomberg US Aggregate Bond Index, 3.1% FTSE EPRA/NAREIT Global Index (Net), 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 6.9% Bloomberg US Government/Credit 1-5 Year Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.